Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 548,259	$ 2,118,533	$ 12,990
Accounts receivable - oil and gas sales	1,130,058	436,830	7,588
Prepaid expenses	221,109	23,077
Total current assets	1,899,426	2,578,440	20,578
Deposits	35,000	25,000
Property and equipment, net	452,333
Prepaid drilling costs to Arabella Petroleum Company, LLC			219,495
Oil and gas properties, net, successful efforts method	27,111,242	13,249,367	1,516,236
Total assets	29,498,001	15,852,807	1,756,309
Current liabilities:
Accounts payable and accrued liabilities	297,051	84,691	20,000
Payable to affiliate companies	817,504
Notes payable to directors	1,300,000
Accrued joint interest billings payable	11,960,069	3,734,405	42,238
Total current liabilities	14,374,624	3,819,096	62,238
Note payable to officer	3,007,170	3,007,170	1,242,696
Deferred taxes	327,885
Asset retirement obligation	24,883	21,171	2,963
Total liabilities	17,734,562	6,847,437	1,307,897
Commitments and contingencies
Shareholders' equity
Preferred shares, $0.001 par value, authorized 5,000,000 and none issued and outstanding
Ordinary shares, $0.001 par value, authorized 50,000,000 shares; 5,020,303 , 4,829,826 and 3,125,000 issued and outstanding	5,020	4,830	3,125
Additional paid-in-capital	10,628,527	8,488,970	125,436
Retained earnings	1,129,892	511,570	319,851
Total shareholders' equity	11,763,439	9,005,370	448,412
Total liabilities and shareholders' equity	$ 29,498,001	$ 15,852,807	$ 1,756,309